UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                 Stamford, CT          August 15, 2011
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:       $157,946
                                             (in thousands)


List of Other Included Managers:  NONE



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


                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2011


COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8

                                                          VALUE        SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (X$1000)      PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
A H BELO CORP                    COM CL A     001282102       372        50,000   SH         SOLE        NONE      50,000  0     0
ABITIBIBOWATER INC               COM NEW      003687209    57,738     2,844,224   SH         SOLE        NONE   2,844,224  0     0
BP PLC                        SPONSORED ADR   055622104    22,145       500,000   SH         SOLE        NONE     500,000  0     0
DEX ONE CORP                       COM        25212W100     6,483     2,562,548   SH         SOLE        NONE   2,562,548  0     0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS   G10082140       698        21,000   SH         SOLE        NONE      21,000  0     0
FAIRPOINT COMMUNICATIONS INC     COM NEW      305560302       295        32,000   SH         SOLE        NONE      32,000  0     0
GANNETT INC                        COM        364730101    18,262     1,275,285   SH         SOLE        NONE   1,275,285  0     0
GENERAL MTRS CO                    COM        37045V100    11,031       363,346   SH         SOLE        NONE     363,346  0     0
LODGENET INTERACTIVE CORP          COM        540211109       475       156,740   SH         SOLE        NONE     156,740  0     0
LYONDELLBASELL INDUSTRIES N     SHS - A -     N53745100     3,207        83,268   SH         SOLE        NONE      83,268  0     0
PATTERSON UTI ENERGY INC           COM        703481101     1,043        33,000   SH         SOLE        NONE      33,000  0     0
SUPERMEDIA INC                     COM        868447103     3,007       801,838   SH         SOLE        NONE     801,838  0     0
TOWN SPORTS INTL HLDGS INC         COM        89214A102       951       124,948   SH         SOLE        NONE     124,948  0     0
VISTEON CORP                     COM NEW      92839U206    26,734       390,792   SH         SOLE        NONE     390,792  0     0
XERIUM TECHNOLOGIES INC          COM NEW      98416J118     5,505       296,791   SH         SOLE        NONE     296,791  0     0

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